STONE HARBOR INVESTMENT FUNDS

Stone Harbor Emerging Markets Debt Fund

Stone Harbor Local Markets Fund

Stone Harbor Emerging Markets Corporate Debt Fund

Stone Harbor High Yield Bond Fund

Supplement dated December 3, 2012 to the

Prospectus dated September 30, 2012

The section titled “Portfolio Managers” under the heading “FUND SUMMARY – MANAGEMENT OF THE FUND” for each of the Stone Harbor Emerging Markets Debt Fund, Stone Harbor Local Markets Fund and Stone Harbor Emerging Markets Corporate Debt Fund is revised to indicate that the following persons serve as the Funds’ portfolio managers:

Peter J. Wilby, CFA, Chief Investment Officer of the Adviser.

Pablo Cisilino, Portfolio Manager of the Adviser.

James E. Craige, CFA, Portfolio Manager of the Adviser.

David A. Oliver, Portfolio Manager of the Adviser.

Angus Halkett, CFA, Portfolio Manager of the Adviser.

William Perry, Portfolio Manager of the Adviser.

In addition, the section titled “The Portfolio Managers” under the heading “MANAGEMENT” on pages 17-18 of the Prospectus is replaced in entirety with the following:

THE PORTFOLIO MANAGERS

The portfolio managers are primarily responsible for the day-to-day operation of the Funds indicated beside their names. Each of the persons listed below has served as the applicable Fund’s portfolio manager since the Fund’s inception, except as noted below. Although the portfolio managers report to Mr. Wilby, each portfolio manager shares equal portfolio management responsibility for his or her respective Fund. More information about each portfolio manager’s compensation, other accounts managed by each portfolio manager and each portfolio manager’s ownership of securities in each Fund is included in the SAI.

Fund	Portfolio Manager/ Portfolio Management Team Members, Title	Past 5 Years’ Business Experience

Emerging Markets Debt Fund, High Yield Bond Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	Peter J. Wilby, CFA, Chief Investment Officer

Co-portfolio manager of Funds; Since April 2006, Chief Investment Officer of Stone Harbor; Prior to April 2006, Chief Investment Officer- North American Fixed Income and senior portfolio manager responsible for directing investment policy and strategy for all emerging markets and high yield fixed income portfolios at Citigroup Asset Management; Joined Citigroup or its predecessor firms in 1989.

Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	Pablo Cisilino, Portfolio Manager

Co-portfolio manager of Funds; Since July 2006, Portfolio Manager of Stone Harbor; From June 1,

2004 to July 2006, Executive Director for Sales and Trading in Emerging Markets at Morgan Stanley Inc; Prior to June 1, 2004, Vice President for local markets and FX sales and trading, Goldman Sachs; Joined Goldman Sachs in 1994.

Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	James E. Craige, CFA, Portfolio Manager

Co-portfolio manager of Funds; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Managing Director and Senior Portfolio Manager for emerging markets debt portfolios at Salomon Brothers Asset Management Inc.; Joined Salomon Brothers Asset Management Inc. in 1992.

Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	David A. Oliver, Portfolio Manager

Co-portfolio manager of Emerging Markets Debt Fund since September 2008, and co-portfolio manager of Local Markets Fund and Emerging Markets Corporate Debt Fund since its inception; Since June 2008, Portfolio Manager of Stone Harbor; Prior to June 2008, Managing Director in emerging market sales and trading at Citigroup; Joined Citigroup in 1986.

Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	Angus Halkett, CFA, Portfolio Manager

Co-portfolio manager of Emerging Markets Debt Fund, Local Markets Fund and Emerging Markets Corporate Debt Fund since September 2012; Since June 2011, Portfolio Manager of Stone Harbor; Prior to joining Stone Harbor, Director at Deutsche Bank responsible for Central Europe rates trading and EMEA Local Markets Strategy; Assistant Fund Manager and Quantitative Analyst in Emerging Markets Fixed Income at F&C Asset Management. 11 years of industry experience.

Emerging Markets Debt Fund, Local Markets Fund, and Emerging Markets Corporate Debt Fund	William Perry, Portfolio Manager

Co-portfolio manager of Emerging Markets Debt Fund, Local Markets Fund and Emerging Markets Corporate Debt Fund since September 2012; Since September 2012, Portfolio Manager of Stone Harbor; From August 2010 to August 2012, Emerging Markets Corporate Portfolio Manager at Morgan Stanley Investment Management; Prior to 2010, Managing Director/Portfolio Manager in the Global Special Opportunities Group for Latin American Special Situations at JPMorgan Chase. 28 years of industry experience.

High Yield Bond Fund	Dan Berkery, CFA, Portfolio Manager

Co-portfolio manager of High Yield Bond Fund since September 2010; Since June 2010, Portfolio Manager of Stone Harbor; Prior to June 2010, Executive Director, Portfolio Manager for convertible bond securities at UBS O’Conner; Joined UBS O’Conner in 2000.

High Yield Bond Fund	Marianne Rossi, CFA, Portfolio Manager

Co-portfolio manager of High Yield Bond Fund since September 2010; Since June 2010, Portfolio Manager of Stone Harbor; From October 2007 to June 2010, Senior Portfolio Manager for US and global high yield strategies at Fischer Francis Tree & Watts/BNP Paribas Asset Management; From December 2006 to October 2007, Chief Investment Officer, Head of Global High Yield and Senior

Portfolio Manager at BNY Asset Management; Prior to December 2006; Head of Global High Yield and Senior Portfolio Manager at UBS Global Asset Management; Joined UBS Global Asset Management in 2000.

High Yield Bond Fund	Catherine Nolan, Portfolio Manager

Co-portfolio manager of High Yield Bond Fund since September 2012; Since April 2006, Portfolio Manager of Stone Harbor; Prior to April 2006, Director, Senior Vice President and Senior High Yield Credit Analyst at Credit Suisse Asset Management/DLJ Asset Management, Associate Director and Senior High Yield Credit Analyst for Bear Sterns Asset Management. 23 years of industry experience.

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